Shareholder Report, Holdings (Details)	May 31, 2025
C000005524 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005524 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005524 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005524 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005524 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005524 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005524 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005524 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005524 | Alliant Holdings Intermediate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005524 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005524 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000005524 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005524 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005524 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005524 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005524 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005524 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005524 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005524 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000005525 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005525 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005525 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005525 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005525 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005525 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005525 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005525 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005525 | Alliant Holdings Intermediate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005525 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005525 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000005525 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005525 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005525 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005525 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005525 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005525 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005525 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005525 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000159675 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159675 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159675 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159675 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159675 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159675 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159675 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159675 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159675 | Alliant Holdings Intermediate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159675 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159675 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000159675 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159675 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159675 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000159675 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159675 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000159675 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000159675 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000159675 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000219342 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219342 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219342 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219342 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219342 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219342 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219342 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219342 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219342 | Alliant Holdings Intermediate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219342 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219342 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000219342 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219342 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219342 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219342 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219342 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219342 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219342 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219342 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)